Expense Example, No Redemption - Defiance Robotics Actuators ETF - Defiance Robotics Actuators ETF Class	Sep. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221